Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 80,792,008.00
Total Fee Amount	11,157.40
Total Offset Amount	0.00
Net Fee	$ 11,157.40
Offering Table N/A
Offset Table N/A	N/A